Trade and other receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Current trade receivables	$ 18,912	$ 13,393
Current receivables due from related parties	566	1,056
Other current receivables	4,206	5,352
Trade and other current receivables financial assets	23,684	19,801
Non-current
Non-current trade receivables	4	0
Non-current receivables due from related parties	2	0
Other non-current receivables	671	815
Trade and other non-current receivables financial assets	677	815
Current
Current portion of reimbursement asset	252	194
Other current receivables non-financial asset	913	680
Trade and other current receivables non-financial assets	1,165	874
Non-current
Noncurrent portion of reimbursement asset	0	0
Other non-current receivables non-finance asset	757	659
Trade and other non-current receivables non-financial assets	757	659
Trade and other current receivables	24,849	20,675
Trade and other non-current receivables	$ 1,434	$ 1,474